Supplemental pension plans (Details Text) - BRL (R$)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Supplemental pension plans (Details Text)
Expenses related to contributions	R$ 988,905	R$ 584,438
Other employee expense	R$ 5,594,368	R$ 3,826,715
Inflation rate	4.30%
Real discount rate	4.0% - 5.5% p.a.	4.8% and 6.0% p.a.
Impact on the actuarial exposure	8.5 – 10.0% p.a.
Supplementary Pension Plan - Minimum
Supplemental pension plans (Details Text)
Contributions - Supplementary Pension Plan	4.00%
Supplementary Pension Plan - Maximum
Supplemental pension plans (Details Text)
Contributions - Supplementary Pension Plan	5.00%